Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - GMDB Liabilities in the General Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance as of beginning of period	$ 1,418	$ 1,283
Incurred guaranteed benefits	55	270
Paid guaranteed benefits	(103)	(135)
Balance as of end of period	$ 1,370	$ 1,418